UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        05/07/2009

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    83
Form 13F Information Table Value Total:    82,210,000

List of Other Included Managers:
None

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                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
Abbott Laboratories	COM	002824100	965	20,240.00000 SH		SOLE	N/A	SOLE
Accenture Ltd.		COM	G1150G111	346	12,616.57384 SH		SOLE	N/A	SOLE
Aeropostale		COM	007865108	515	19,404.86204 SH		SOLE	N/A	SOLE
Allegheny Energy	COM 	017361106	262	11,316.91705 SH		SOLE	N/A	SOLE
Alpha Natural Resource	COM	02076X102	258	14,540.02899 SH		SOLE	N/A	SOLE
Anglo American PLC ADR	ORD	035128206	222	26,061.65933 SH		SOLE	N/A	SOLE
Archer Daniels Midland	COM	039483102	566	20,405.33329 SH		SOLE	N/A	SOLE
AT&T			COM	001957109	523	20,768.58840 SH		SOLE	N/A	SOLE
Best Buy Co.		COM	086516101	462	12,171.31684 SH		SOLE	N/A	SOLE
Brookfield Asset Manag	COM	112585104	307	22,289.90658 SH		SOLE	N/A	SOLE
Capstead Mortgage	COM	14067E506	337	31,436.03202 SH		SOLE	N/A	SOLE
CenterPoint Energy	COM	15189T107	475	45,555.66234 SH		SOLE	N/A	SOLE
Coca-Cola Co.		COM	191216100	494	11,254.00000 SH		SOLE	N/A	SOLE
Comfort Systems USA	COM	199908104	363	35,061.49582 SH		SOLE	N/A	SOLE
Computer Sciences	COM	205363104	608	16,512.55509 SH		SOLE	N/A	SOLE
Consumer Services Sele	COM	81369Y209	315	13,049.98756 SH		SOLE	N/A	SOLE
Corn Products Internat	COM	219023108	230	10,891.24630 SH		SOLE	N/A	SOLE
Crown Holdings		COM	228255105	388	17,107.02753 SH		SOLE	N/A	SOLE
Darling International	COM	237266101	258	69,806.34372 SH		SOLE	N/A	SOLE
DirecTV			COM	25459L106	286	12,550.48104 SH		SOLE	N/A	SOLE
Exxon Mobil Corp.	COM	30231G102	1,263	18,548.48017 SH		SOLE	N/A	SOLE
Forest Laboratories	COM	345838106	304	13,859.64920 SH		SOLE	N/A	SOLE
General Electric	COM	369604103	502	49,735.00000 SH		SOLE	N/A	SOLE
Gentiva Health Service	COM	37247A102	233	15,358.91329 SH		SOLE	N/A	SOLE
GrafTech International	COM	384313102	247	40,099.77999 SH		SOLE	N/A	SOLE
H&E Equipment Services	COM	404030108	304	46,449.95417 SH		SOLE	N/A	SOLE
Hibbett Sports, Inc.	COM	428567101	231	12,037.91370 SH		SOLE	N/A	SOLE
Himax Technologies, In	COM	43289P106	674	240,804.9061 SH		SOLE	N/A	SOLE
Intel			COM	458140100	257	17,110.88245 SH		SOLE	N/A	SOLE
Ishares Barclays 1-3 Y	COM	464287457	1,461	17,336.15257 SH		SOLE	N/A	SOLE
Ishares Barclays 10-20	COM	464288653	2,346	20,009.93401 SH		SOLE	N/A	SOLE
Ishares Barclays 3-7 Y	COM	464288661	3,279	28,548.33363 SH		SOLE	N/A	SOLE
Ishares Barclays Aggre	COM	464287226	2,590	25,526.08480 SH		SOLE	N/A	SOLE
Ishares Barclays Gover	COM	464288596	1,224	11,921.87025 SH		SOLE	N/A	SOLE
Ishares Barclays MBS B	COM	464288588	4,523	42,700.60510 SH		SOLE	N/A	SOLE
Ishares Barclays Short	COM	464288679	5,458	49,493.72545 SH		SOLE	N/A	SOLE
Ishares Barclays TIPS 	COM	464287176	1,949	18,969.02674 SH		SOLE	N/A	SOLE
iShares Cohen & Steers	COM	464287564	518	18,686.00000 SH		SOLE	N/A	SOLE
iShares Dow Jones US E	COM	464287796	277	10,946.01652 SH		SOLE	N/A	SOLE
iShares iBoxx $ High Y	COM	464288513	1,862	27,471.30350 SH		SOLE	N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	4,510	47,922.18336 SH		SOLE	N/A	SOLE
Ishares Inc Msci Pac J	COM	464286665	276	11,241.29453 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Inde	COM	464287465	1,257	33,457.24358 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Smal	COM	464288273	1,011	44,683.00000 SH		SOLE	N/A	SOLE
iShares MSCI Germany I	COM	464286806	224	14,967.67081 SH		SOLE	N/A	SOLE
iShares MSCI Japan Ind	COM	464286848	257	32,653.05919 SH		SOLE	N/A	SOLE
iShares MSCI Malaysia 	COM	464286830	233	33,472.81241 SH		SOLE	N/A	SOLE
iShares MSCI Taiwan In	COM	464286731	383	47,487.10224 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	1,800	48,408.00000 SH		SOLE	N/A	SOLE
iShares S&P GSCI Commo	COM	46428R107	605	24,065.00000 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287606	1,577	30,017.00000 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	1,174	30,935.00000 SH		SOLE	N/A	SOLE
Ishares Tr Ftse Xnhua 	COM	464287184	536	18,815.45582 SH		SOLE	N/A	SOLE
Ishares Tr Msci Emerg 	COM	464287234	1,170	47,175.62276 SH		SOLE	N/A	SOLE
Ishares Tr S&p Ltn Am 	COM	464287390	264	10,312.80629 SH		SOLE	N/A	SOLE
King Pharmaceuticals	COM	495582108	231	32,794.71218 SH		SOLE	N/A	SOLE
Knight Capital Group I	COM	499063105	361	24,535.61419 SH		SOLE	N/A	SOLE
Kroger			COM	501044101	270	12,750.71346 SH		SOLE	N/A	SOLE
Maxygen			COM	577776107	259	38,163.92751 SH		SOLE	N/A	SOLE
Mirant Corporation	COM	60467R100	310	27,195.58074 SH		SOLE	N/A	SOLE
Northstar Realty Finan	COM	66704R100	291	125,828.5804 SH		SOLE	N/A	SOLE
Oil States Internation	COM	678026105	224	16,756.00993 SH		SOLE	N/A	SOLE
Omnicom Group		COM	681919106	278	11,910.63452 SH		SOLE	N/A	SOLE
Oneok			COM 	682680103	261	11,555.00473 SH		SOLE	N/A	SOLE
Pactiv			COM	695257105	319	21,930.55905 SH		SOLE	N/A	SOLE
Petro-Canada		COM	71644E102	363	13,664.63534 SH		SOLE	N/A	SOLE
Reliance Steel and Alu	COM	759509102	301	11,449.12550 SH		SOLE	N/A	SOLE
Steiner Leisure		COM	P8744y102	268	10,986.80593 SH		SOLE	N/A	SOLE
Technology SPDR		COM	81369Y803	313	20,045.46662 SH		SOLE	N/A	SOLE
Tele Norte Leste Parti	ORD	879246106	315	22,763.60021 SH		SOLE	N/A	SOLE
Vanguard Emerging Mark	COM	922042858	1,114	47,296.15146 SH		SOLE	N/A	SOLE
Vanguard Intl Equity I	COM	922042775	5,766	205,058.2199 SH		SOLE	N/A	SOLE
Vanguard Large Cap ETF	COM	922908637	2,260	62,751.83892 SH		SOLE	N/A	SOLE
Vanguard Mega Cap 300 	COM	921910816	1,511	50,672.18731 SH		SOLE	N/A	SOLE
Vanguard Mega Cap 300 	COM	921910840	1,359	53,147.27187 SH		SOLE	N/A	SOLE
Vanguard Mid-Cap Growt	COM	922908538	1,858	56,895.33313 SH		SOLE	N/A	SOLE
Vanguard Mid-Cap Value	COM	922908512	1,682	59,466.03157 SH		SOLE	N/A	SOLE
Vanguard REIT Index ET	COM	922908553	872	35,915.59733 SH		SOLE	N/A	SOLE
Vanguard Small Cap Gro	COM	922908595	3,196	82,819.91320 SH		SOLE	N/A	SOLE
Vanguard Small Cap Val	COM	922908611	3,741	107,649.3113 SH		SOLE	N/A	SOLE
Vimpel-Communications 	ORD	68370R109	257	39,336.94183 SH		SOLE	N/A	SOLE
Wal-Mart Stores		COM	931142103	696	13,368.00000 SH		SOLE	N/A	SOLE
Western Digital		COM	958102105	575	29,753.44665 SH		SOLE	N/A	SOLE
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